Expense Example - Risk-Balanced Commodities Strategy Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	105	349	613	1,366	130	436	763	1,690	95	322	568	1,272